ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann
T +1 617 951 7114
F +1 617 235 7346
adam.schlichtmann@ropesgray.com

August 1, 2014

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Institutional Investment Trust (Registration Nos. 33-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 64 to the Trust’s Registration Statement under the Securities Act and Amendment No. 65 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 64/65”), including (i) the Prospectus for State Street Clarion Global Infrastructure & MLP Fund (the “Fund”), a series of the Trust; (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature pages.

The Fund was included in Post-Effective Amendment No. 50 to the Trust’s Registration Statement under the Securities Act and Amendment No. 51 to the Trust’s Registration Statement under the 1940 Act filed on May 12, 2014 that was scheduled to become effective 75 days after its filing pursuant to Rule 485(a)(2) under the Securities Act (“Amendment No. 50/51”). The Fund was also included in Post-Effective Amendment No. 63 to the Trust’s Registration Statement under the Securities Act and Amendment No. 64 to the Trust’s Registration Statement under the 1940 Act filed on July 24, 2014, which delayed the effectiveness of Amendment No. 50/51 until August 22, 2014. The staff of the Securities and Exchange Commission provided comments by telephone and email regarding Amendment No. 50/51 with respect to the Fund on June 20, 2014. The Fund is today, via separate EDGAR correspondence, submitting written responses to such comments and disclosure changes referred to in such comment/response letter have been reflected in Amendment No. 64/65. Please note that Amendment No. 64/65 contains a number of changes in disclosure in addition to changes in response to the staff’s comments. Amendment No. 64/65 does not amend or supersede any prior filing with respect to any other series of the Trust. It is intended that this Amendment No. 64/65 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures